SEMIANNUAL
                                     REPORT

                                 June 30, 1998

                                 WARBURG PINCUS
                               CASH RESERVE FUND

                                      / /

                                 WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND

More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

                           WARBURG PINCUS FUNDS [LOGO]

From time to time, the Funds' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Performance data represent past performance and are not a guarantee of future performance. The Funds' yield will fluctuate. Each Fund seeks to maintain a constant net asset value of $1.00 per share; there can be no assurance that it can do so on a continuing basis. An investment in each Fund is neither insured nor guaranteed by the U.S. government. For Warburg Pincus New York Tax Exempt Fund, a portion of income may be subject to state and city taxes or the federal tax.

The views of the Funds' management are as of the date of the letters and portfolio holdings described in this document are as of June 30, 1998; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

WARBURG PINCUS CASH RESERVE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- JUNE 30, 1998
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 10, 1998

     Throughout the first half of 1998, the Federal Reserve was preoccupied with Asia's financial problems and their possible effects on the U.S. economy. Despite the rapid growth of gross domestic product in the first quarter, Fed Chairman Alan Greenspan remained reluctant to raise interest rates. The Fed seems to believe that the Asian crisis will increasingly weigh on the domestic economy and, therefore, a rise in rates to contain potential inflation was not appropriate. In addition, actual inflation during the first half of the year remained low. As a result of the Fed's stable monetary policy and the favorable inflation picture, money market rates were relatively steady during the first half of the year, trading very close to the federal-funds target of 5.50%.

     The annualized current yield for Warburg Pincus Cash Reserve Fund (the "Fund") for the seven-day period ended June 30, 1998 was 5.17% (5.06% without waivers and/or reimbursements), down from 5.26% for the period ended December 31, 1997. Net assets declined to $463.2 million, down slightly from $472.7 million six months ago. The Fund's average weighted maturity on June 30, 1998 was 67.22 days, up from 51.40 days on December 31, 1997.

     The Fund will continue to emphasize the highest-quality securities in order to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the Fund.


Eugene L. Podsiadlo                 Blackrock Institutional
President                           Management Corp.
Warburg Pincus Funds                Sub-Investment Adviser

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- JUNE 30, 1998
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 10, 1998

     New York state closed its 1998 fiscal year in March with a record budget surplus of $2.0 billion. The state's good fiscal health largely reflects its improved economy, falling unemployment rate and the continued rally in financial markets.

     New York City also closed fiscal 1998 with a large surplus, a record $2.1 billion. The City continued to benefit from the administration's fiscal restraint and Wall Street's strong performance. In the first calendar quarter of 1998, the City's economy grew 4.1% and added 27,600 jobs. For the first three quarters of fiscal 1998, tax revenues were $1.0 billion above fiscal 1997 collections for the same period, reflecting a growth of 6.8%. The City's improved cash position is reflected in its reduced need for short-term borrowing and Standard and Poor's recent upgrade of the City's debt, from BBB+ to A-. Like the State, the City has made substantial strides, but continues to face formidable budgetary hurdles in both its operating and capital plans.

     The tax-free market experienced typical seasonal cash inflows in January and early April. Assets reached $168 billion in early January, a $17 billion jump from December 31, 1997, and continued to grow to an all-time high of $176 billion in early April. Due to tax-related redemptions, however, assets fell $11.2 billion through mid-May.

     The Fund experienced a similar cash flow pattern, hitting $162.1 million in mid-January and, after experiencing redemptions, reaching $151 million by mid-April. Due to tax payments, assets fell to $123.7 million in May. The Fund took advantage of small windows of opportunity to lock in the attractive yields, ranging from 3.70% to 3.80%, that were available as the market experienced cash outflows. Consequently, the Fund's average weighted maturity was extended to about 53 days in mid-period, but ended the second quarter at approximately 44 days. The Fund's seven day annualized current yield as of June 30 was 3.01% (2.87% without waivers and/or reimbursements).

     The Fund seeks to provide investors with a high level of current income that is exempt from federal, New York state and New York City personal income taxes as is consistent with the preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.


Eugene L. Podsiadlo                 Blackrock Institutional
President                           Management Corp.
Warburg Pincus Funds                Sub-Investment Advisor

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
PAR                                                (MOODY'S/S&P)      MATURITY   RATE%      VALUE
---                                                -------------      --------   -----      -----
CERTIFICATES OF DEPOSIT (19.9%)
Domestic Certificates of Deposit (4.3%)
$ 5,000,000  Bankers Trust Co.                      (A-1, P-1)        07/07/98   6.000   $  5,000,053
  5,000,000  Bankers Trust Co.                      (A-1, P-1)        07/14/98   5.900      4,999,834
 10,000,000  Wilmington Trust Co.                   (NR, P-1)         02/19/99   5.730     10,000,000
                                                                                         ------------
                                                                                           19,999,887
                                                                                         ------------
Yankee Dollar Certificates of Deposit (15.6%)
 10,000,000  Bank Austria                           (A-1+, P-1)       04/26/99   5.740      9,996,863
 20,000,000  Banque Paribas                         (A-2, P-1)        08/20/98   5.600     20,000,274
  7,000,000  Deutsche Bank                          (A-1+, P-1)       03/05/99   5.700      6,997,731
 15,000,000  Skandinaviska Enskilda Banken          (A-2, P-1)        07/29/98   5.630     15,000,000
 10,000,000  Swedbank                               (A-2, P-1)        10/05/98   5.790      9,999,843
 10,000,000  Swiss Bank                             (A-1+, P-1)       04/05/99   5.720      9,995,624
                                                                                         ------------
                                                                                           71,990,335
                                                                                         ------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $91,990,222)                                                                        91,990,222
                                                                                         ------------
COMMERCIAL PAPER (55.5%)
Asset Backed Securities (19.2%)
  9,343,000  Barton Capital Corp.                   (A-1+, P-1)       07/08/98   5.515      9,332,981
 20,000,000  CC (USA) Inc.                          (A-1+, P-1)       10/16/98   5.495     19,673,353
 20,000,000  Corporate Asset Funding, Inc.          (A-1+, P-1)       07/23/98   5.510     19,932,656
 20,000,000  Delaware Funding Corp.                 (A-1+, P-1)       07/15/98   5.540     19,956,911
 20,000,000  Trident Capital Finance, Inc.          (A-1+, P-1)       07/13/98   5.600     19,962,667
                                                                                         ------------
                                                                                           88,858,568
                                                                                         ------------
Banks (10.6%)
 10,000,000  AB Spintab Swedmortgage                (A-2, P-1)        08/17/98   5.550      9,927,542
 20,000,000  Svenska Handelsbanken Inc.             (A-1, P-1)        11/06/98   5.510     19,608,178
 20,000,000  Unifunding Inc.                        (A-1, P-1)        09/29/98   5.470     19,726,500
                                                                                         ------------
                                                                                           49,262,220
                                                                                         ------------
Motor Vehicles & Car Bodies (4.3%)
 20,000,000  BMW US Capital Corp.                   (A-1, NR)         07/01/98   6.250     20,000,000
                                                                                         ------------
Petroleum Refining (4.3%)
 20,000,000  Koch Industries, Inc.                  (A-1+, P-1)       07/01/98   6.250     20,000,000
                                                                                         ------------
Pharmaceutical Preparations (4.3%)
 20,000,000  American Home Products Corp.           (A-1, P-1)        07/01/98   6.050     20,000,000
                                                                                         ------------
Security Brokers & Dealers (8.5%)
 20,000,000  Lehman Brothers Holdings, Inc.         (A-1, P-2)        07/06/98   5.550     19,984,583
 20,000,000  Merrill Lynch & Co. Canadian DCP       (A-1+, P-1)       03/09/99   5.480     19,235,844
                                                                                         ------------
                                                                                           39,220,427
                                                                                         ------------
Short-Term Business Credit Institutions (4.3%)
 20,000,000  General Electric Capital Corp.         (A-1+, P-1)       09/30/98   5.500     19,721,944
                                                                                         ------------
TOTAL COMMERCIAL PAPER
 (Cost $257,063,159)                                                                      257,063,159
                                                                                         ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                     RATINGS
PAR                                                               (MOODY'S/S&P)      MATURITY   RATE%      VALUE
---                                                               -------------      --------   -----      -----
VARIABLE RATE OBLIGATIONS (11.0%)
Asset Backed Securities (4.4%)
$15,100,000  SMM Trust 1997-X+                                     (A-1+, P-1)       07/13/98   5.656   $ 15,100,000
  5,000,000  SMM Trust 1998-B+                                     (A-1+, P-1)       07/06/98   5.656      5,000,000
                                                                                                        ------------
                                                                                                          20,100,000
                                                                                                        ------------
Domestic Certificates of Deposit (1.7%)
  8,000,000  Bankers Trust Co.+                                    (A-1, P-1)        07/01/98   5.820      7,999,943
                                                                                                        ------------
Personal Credit Institutions (1.7%)
  8,000,000  Dean Witter, Discover & Co.+                          (A-1, P-1)        07/15/98   5.692      8,000,606
                                                                                                        ------------
Security Brokers & Dealers (3.2%)
 15,000,000  Bear Stearns Companies, Inc.+                         (A-1, P-1)        07/07/98   5.626     15,000,000
                                                                                                        ------------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $51,100,549)                                                                                       51,100,549
                                                                                                        ------------
TIME DEPOSITS (9.7%)
 15,000,000  Bank of Montreal                                      (A-1+, P-1)       07/01/98   5.750     15,000,000
  9,900,000  Wachovia Bank North Carolina                          (A-1+, P-1)       07/01/98   5.938      9,900,000
 20,000,000  Westdeutsche Landesbank
 Gironzentrale                                                     (A-1+, P-1)       07/01/98   6.000     20,000,000
                                                                                                        ------------
TOTAL TIME DEPOSITS
 (Cost $44,900,000)                                                                                       44,900,000
                                                                                                        ------------
MEDIUM TERM NOTES (3.9%)
 18,000,000  NationsBank Corp.
            (Cost $18,018,293)                                     (A-1+, P-1)       12/15/98   6.020     18,018,293
                                                                                                        ------------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $463,072,223*)                                                 463,072,223
                                                                                                        ------------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                 138,720
NET ASSETS (100.0%) (applicable to 463,252,913
 shares)                                                                                                $463,210,943
                                                                                                        ============
NET ASSET VALUE, offering and redemption price
per share
 ($463,210,943 divided by 463,252,913)                                                                  $       1.00
                                                                                                        ============

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
--------------------------------------------------------------------------------

+ The interest rate shown is as of June 30, 1998 and the maturity date is the next interest readjustment date.
*   Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
MATURITY SCHEDULE OF PORTFOLIO
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------


  MATURITY SCHEDULE
       (DAYS)              PAR        PERCENTAGE OF PORTFOLIO
  -----------------    ------------   ------------------------
                                                 (CUMULATIVE)

                  1-7  $142,900,000     30.8%         30.8%
                 8-14    49,443,000     10.6          41.4
                15-30    78,000,000     16.8          58.2
                31-60    30,000,000      6.4          64.6
                61-90             0      0.0          64.6
               91-120    70,000,000     15.0          79.6
              121-150    20,000,000      4.3          83.9
             Over 150    75,000,000     16.1         100.0
                       ------------    -----
                       $465,343,000    100.0%
                       ============    =====

           Average Weighted Maturity -- 67.22 days

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                             RATINGS
   PAR                                                    (MOODY'S/S&P)       MATURITY   RATE%      VALUE
   ---                                                    -------------       --------   -----      -----
MUNICIPAL BONDS (99.8%)
NEW YORK (94.2%)
$1,070,000   Auburn Industrial Development Authority RB
              Series 1997 (Fat Tire, LIC Project) (Key
              Corp. Bank N.A. LOC) VRDN+                   (NR, NR)           07/07/98   3.800   $  1,070,000
 3,000,000   Babylon, New York IDA Resource Recovery
              (Ogden Martin Project) Series 1998 (FSA
              Insurance) VRDN+                             (A-1+, VMIG-1)     07/07/98   3.250      3,000,000
 1,000,000   Chautauqua County IDA Series 1985 (The Red
              Wing Company, Inc.) (Wachovia Bank of GA
              LOC) VRDN+                                   (NR, NR)           07/07/98   3.500      1,000,000
 2,240,000   Erie County, New York IDA VRDN+               (NR, VMIG-1)       07/07/98   3.600      2,240,000
 2,560,000   Kenmore -- Town of Tonawanda, New York
              Union Free School District BANS              (NR, NR)           05/06/99   4.125      2,567,823
 2,390,000   Lancaster, Town of, IDA RB (1997
              Jiffy-Tite Co., Inc. Project) (Key Corp.
              Bank N.A. LOC) VRDN+                         (NR, NR)           07/07/98   3.800      2,390,000
 1,000,000   Monroe County IDA (Ajl Manufacturing, Inc.
              Facility) (Marine Midland LOC) VRDN+         (A-1, NR)          07/07/98   3.600      1,000,000
 1,000,000   Monroe County IDA Electronic Navigational
              Industries Inc. Facility Series 1984 RB      (NR, NR)           07/01/98   3.780      1,000,000
 1,400,000   Montgomery Town IDA (Ind. Bank of Japan
              LOC) VRDN+                                   (A-1+, NR)         07/15/98   3.650      1,400,000
 1,000,000   New York City Eagle Tax Exempt (Escrowed
              to Maturity in U.S. Treasuries) VRDN+        (NR, VMIG-1)       07/07/98   3.630      1,000,000
 2,000,000   New York City GO VRDN+                        (A-1+, VMIG-1)     07/01/98   3.650      2,000,000
 7,000,000   New York City GO (Bayerische Landesbank
              LOC) VRDN+                                   (A-1+, VMIG-1)     07/07/98   3.350      7,000,000
 1,200,000   New York City GO (FGIC Insurance LOC)
              VRDN+                                        (A-1+, VMIG-1)     07/07/98   3.400      1,200,000
 1,000,000   New York City GO (Union Bank of
              Switzerland LOC) VRDN+                       (A-1+, VMIG-1)     07/01/98   4.100      1,000,000
   100,000   New York City GO 1993 Series Subseries
              A-10 (Morgan Guaranty LOC) VRDN+             (A-1+, VMIG-1)     07/01/98   4.100        100,000
   800,000   New York City GO 1994B Series VRDN+           (A-1+, VMIG-1)     07/01/98   4.100        800,000
 3,800,000   New York City GO 1994 Series H-3
              (Financial Service Assurance LOC)            (A-1+, VMIG-1)     07/24/98   3.550      3,800,000
 5,500,000   New York City GO 1994 Series H-3 TECP
              (Financial Service Assurance LOC)            (A-1+, VMIG-1)     07/28/98   3.550      5,500,000
 3,000,000   New York City GO 1994 Series H-5
              (Landesbank Hessen LOC)                      (A-1+, VMIG-1)     07/27/98   3.800      3,000,000
 3,100,000   New York City GO 1995 Series B-9 TECP
              (Chemical Bank LOC)                          (A-1, VMIG-1)      08/20/98   3.700      3,100,000
 6,200,000   New York City GO Fiscal 1995 Series F-3
              (Morgan Guaranty LOC) VRDN+                  (A-1+, VMIG-1)     07/07/98   3.450      6,200,000
   200,000   New York City GO Fiscal 1995 Series F-7
              (Union Bank of Switzerland LOC) VRDN+        (A-1+, VMIG-1)     07/07/98   3.350        200,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                             RATINGS
   PAR                                                    (MOODY'S/S&P)       MATURITY   RATE%      VALUE
   ---                                                    -------------       --------   -----      -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (CONT'D)
$4,000,000   New York City GO Series J-2 (Commerzbank
              LOC)                                         (A-1+, VMIG-1)     08/13/98   3.750   $  4,000,000
 2,100,000   New York City GO Series H-3 (FSA
              Insurance) (Financial Service Assurance
              LOC)                                         (A-1+,VMIG-1)      07/29/98   3.750      2,100,000
 2,500,000   New York City Health and Hospitals Health
              System Bonds, 1997 Series A (Morgan
              Guaranty LOC) VRDN+                          (A-1+, VMIG-1)     07/07/98   3.200      2,500,000
   200,000   New York City Housing Development Corp.
              Multi-Family Rental Housing RB (Columbus
              Green) 1997 Series A (Federal National
              Mortgage Assoc. LOC) VRDN+                   (A-1+, NR)         07/07/98   3.200        200,000
 1,200,000   New York City IDA RB (Field Hotel Project)
              (JFK Airport) (Banque Indosuez LOC) VRDN+    (A-2, NR)          07/07/98   3.300      1,200,000
   400,000   New York City IDA (Nippon Cargo Airlines
              Company) (Ind. Bank of Japan LOC) VRDN+      (A-1, NR)          07/01/98   4.300        400,000
 5,800,000   New York City IDA Laguardia Airport
              (Banque Indosuez LOC) VRDN+                  (A-2, NR)          07/07/98   3.300      5,800,000
 3,500,000   New York City Municipal Water Finance
              Authority Water and Sewer System RB
              Series 1995A VRDN+                           (A-1+, VMIG-1)     07/01/98   3.800      3,500,000
 3,340,000   New York State Dormitory Authority RB MB
              (Beverwyck Inc.) (Banque Paribas LOC)
              VRDN+                                        (A-2, VMIG-1)      07/07/98   3.350      3,340,000
 2,000,000   New York State Energy Research &
              Development Authority Electric Facilities
              RB 1995 Series A (Long Island Lighting
              Company Project) (Union Bank of
              Switzerland LOC) VRDN+                       (NR, VMIG-1)       07/07/98   3.550      2,000,000
 1,500,000   New York State Energy Research &
              Development Authority Pollution Control
              Refunding RB (Central Hudson Gas &
              Electric) Series 1985A (Bankers Trust
              LOC) VRDN+                                   (NR, P-1)          07/07/98   3.400      1,500,000
 1,300,000   New York State Energy Research &
              Development Authority Series 1987 B
              Pollution Control RB (Niagara Mohawk)
              (Morgan Guaranty LOC) VRDN+                  (A-1+, NR)         07/01/98   3.800      1,300,000
 2,200,000   New York State Energy Research &
              Development Electric Facilities RB 1993
              Series B (Long Island Lighting Co.
              Project) (Toronto Dominion LOC) VRDN+        (NR, NR)           07/07/98   3.600      2,200,000
 5,000,000   New York State Energy Research and
              Development Authority New York State
              Electric & Gas Series 1985-A (LOC Morgan
              Guaranty) MB+                                (NR, P-1)          09/15/98   3.580      5,000,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                             RATINGS
   PAR                                                    (MOODY'S/S&P)     MATURITY   RATE%      VALUE
   ---                                                    -------------     --------   -----      -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (CONT'D)
$4,500,000   New York State Energy Research And
              Development Authority Pollution Control
              RB MB (Deutsche Bank LOC)+                   (NR, VMIG-1)     09/01/98   3.580   $  4,500,000
 2,400,000   New York State Housing Finance Agency
              Series A (Mount Sinai School of Medicine)
              (Sanwa Bank LOC) VRDN+                       (NR, VMIG-1)     07/07/98   3.400      2,400,000
 2,125,000   New York State Job Development Authority
              Special Purpose Series 1986 A1 to A14
              (Sumitomo Bank LOC) VRDN+                    (A-1, VMIG-1)    07/30/98   3.850      2,125,000
   695,000   New York State Job Development Authority
              Special Purpose Series C (Sumitomo Bank
              LOC) VRDN+                                   (A-1, VMIG-1)    07/30/98   3.750        695,000
   470,000   New York State Job Development Authority
              Special Purpose Bonds Series 1984 G1 to
              G55 (Sumitomo Bank LOC) VRDN+                (A-1+, VMIG-1)   07/01/98   3.750        470,000
   180,000   New York State Job Development Authority
              State Guaranteed Variable Rate Special
              Purpose Bonds Series 1984c (Sumitomo Bank
              LOC) VRDN+                                   (A-1, VMIG-1)    07/01/98   3.750        180,000
    75,000   New York State Job Development Authority
              State Guaranteed Variable Rate Special
              Purpose Bonds Series 1984f (Sumitomo Bank
              LOC) VRDN+                                   (A-1+, VMIG-1)   07/01/98   3.750         75,000
   495,000   New York State Job Development Authority
              State Guaranteed Variable Rate Special
              Purpose Bonds Series 1984h (Sumitomo Bank
              LOC) VRDN+                                   (A-1+, VMIG-1)   07/01/98   3.750        495,000
 5,000,000   New York State Power Authority TECP (Bank
              of Nova Scotia LOC)                          (A-1, P-1)       08/17/98   3.750      5,000,000
 3,300,000   New York State Power Authority TECP           (A-1, P-1)       07/30/98   3.800      3,300,000
 2,000,000   New York State Power MB                       (A-1, VMIG-1)    09/01/98   3.600      2,000,000
 2,700,000   Niagara County IDA Solid Waste Disposal
              Facility RB (American Ref-Fuel Co. of
              Niagara) (Wachovia LOC) VRDN+                (A-1+, P-1)      07/07/98   3.600      2,700,000
 1,400,000   Niagara County IDA Solid Waste Disposal
              Facility RB Weekly Mode Only (American
              Ref-Fuel Co. of Niagara, L.P.) (Wachovia
              LOC) VRDN+                                   (A-1+, P-1)      07/07/98   3.500      1,400,000
 3,000,000   Oneonta, City Of, City School District
              Otsego County, New York RANS 1998            (NR, NR)         06/18/99   4.000      3,006,944

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                             RATINGS
   PAR                                                    (MOODY'S/S&P)       MATURITY   RATE%      VALUE
   ---                                                    -------------       --------   -----      -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (CONT'D)
$1,530,000   Onondaga County IDA RB (Plainville Turkey
              Farm, Inc. Project) Series 1998 (Key
              Corp. Bank N.A. LOC) VRDN+                   (NR, NR)           07/07/98   3.800   $  1,530,000
 1,560,000   Penfield NY BANS                              (NR, NR)           12/23/98   4.125      1,561,975
 3,800,000   Penfield Perinton New York Fire District      (NR, NR)           05/07/99   4.125      3,809,950
 1,600,000   Saint Lawrence County IDA Environmental
              Improvement RB (Reynolds Metals Co.)
              (Royal Bank of Canada LOC) VRDN+             (A-1+, VMIG-1)     07/07/98   3.500      1,600,000
   500,000   State of New York Power Authority
              Adjustable Tender Notes                      (A-1, VMIG-1)      09/01/98   3.600        500,000
 4,000,000   Suffolk County, New York IDA (Episcopal
              Health Services) 1998 Series A (Banque
              Paribas LOC) VRDN+                           (A-1, VMIG-1)      07/07/98   3.400      4,000,000
 1,700,000   Town of Babylon IDA (J. D'addario &
              Company, Inc. Proj.) Series 1994
              (National Westminster LOC) VRDN+             (NR, VMIG-1)       07/07/98   3.550      1,700,000
 1,576,000   Williamson, Town of, New York BANS            (NR, NR)           12/23/98   4.250      1,578,909
                                                                                                 ------------
             TOTAL NEW YORK (Cost $130,235,601)                                                   130,235,601
                                                                                                 ------------
PUERTO RICO (5.6%)
$7,500,000   Puerto Rico Government Development Bank 85
              (Credit Suisse LOC) VRDN+                    (A-1+, VMIG-1)     07/07/98   3.150   $  7,500,000
   200,000   Puerto Rico Industrial Medical Health
              Education and Environmental Pollution
              Control RB (Anna G. Mendez Project) (Bank
              of Tokyo LOC) VRDN+                          (A-1, NR)          07/07/98   3.650        200,000
                                                                                                 ------------
             TOTAL PUERTO RICO (Cost $7,700,000)                                                    7,700,000
                                                                                                 ------------

TOTAL MUNICIPAL BONDS (Cost $137,935,601)                                                         137,935,601
                                                                                                  ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                             RATINGS
   PAR                                                    (MOODY'S/S&P)   MATURITY   RATE%      VALUE
   ---                                                    -------------   --------   -----      -----
TOTAL INVESTMENTS AT VALUE (99.8%)(Cost $137,935,601*)                                       137,935,601
                                                                                            ------------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                     329,620
NET ASSETS (100.0%) (APPLICABLE TO 138,278,340 shares)                                      $138,265,221
                                                                                            ============
NET ASSET VALUE, offering and redemption price per
 share($138,265,221 divided by 138,278,340)                                                 $       1.00
                                                                                            ============

                            INVESTMENT ABBREVIATIONS


                   BANS       = Bond Anticipation Notes
                   FGIC       = Financial Guaranty Insurance Company
                   FSA        = Financial Security Assurance Corporation
                   GO         = General Obligation
                   IDA        = Industrial Development Agency
                   LOC        = Letter of Credit
                   MB         = Municipal Bond
                   NR         = Not Rated
                   RANS       = Revenue Anticipation Notes
                   RB         = Revenue Bonds
                   TECP       = Tax Exempt Commercial Paper
                   VRDN       = Variable Rate Demand Notes

--------------------------------------------------------------------------------
+ The interest rate shown is the rate as of June 30, 1998 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
* Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
MATURITY SCHEDULE OF PORTFOLIO
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------


  MATURITY SCHEDULE
       (DAYS)              PAR        PERCENTAGE OF PORTFOLIO
  -----------------    ------------   ------------------------
                                                 (CUMULATIVE)

                  1-7  $ 79,390,000     57.6%         57.6%
                 8-14             0      0.0          57.6
                15-30    21,920,000     15.9          73.5
                31-60    12,100,000      8.8          82.3
                61-90    12,000,000      8.7          91.0
               91-120             0      0.0          91.0
              121-150             0      0.0          91.0
             Over 150    12,496,000      9.0         100.0
                       ------------    -----
                       $137,906,000    100.0%
                       ============    =====

           Average Weighted Maturity -- 44.09 days


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              CASH RESERVE       NEW YORK
                                                                  FUND       TAX EXEMPT FUND
                                                              ------------   ---------------
INTEREST INCOME                                               $14,388,767      $ 2,429,139
                                                              -----------      -----------
EXPENSES:
   Investment advisory                                          1,267,998          343,222
   Administrative services                                        253,600           68,644
   Audit                                                           10,447           10,399
   Custodian                                                       38,306           10,274
   Directors                                                       10,149           10,179
   Insurance                                                        3,036              865
   Legal                                                            9,246            8,434
   Printing                                                         6,980            4,202
   Registration                                                    18,089            8,521
   Transfer agent                                                  57,314            6,527
   Miscellaneous                                                    9,764            4,118
                                                              -----------      -----------
                                                                1,684,929          475,385
   Less: fees waived and transfer agent offsets                  (290,131)         (97,841)
                                                              -----------      -----------
     Total expenses                                             1,394,798          377,544
                                                              -----------      -----------
       Net investment income                                   12,993,969        2,051,595
                                                              -----------      -----------
NET REALIZED LOSS FROM INVESTMENTS
   Net realized loss from security transactions                   (21,138)               0
                                                              -----------      -----------
       Net increase in net assets resulting from operations   $12,972,831      $ 2,051,595
                                                              ===========      ===========

                See Accompanying Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 CASH RESERVE FUND
                                               ------------------------------------------------------
                                                FOR THE SIX
                                                MONTHS ENDED       FOR THE TEN           FOR THE
                                               JUNE 30, 1998      MONTHS ENDED         YEAR ENDED
                                                (UNAUDITED)     DECEMBER 31, 1997   FEBRUARY 28, 1997
                                               --------------   -----------------   -----------------
FROM OPERATIONS:
   Net investment income                       $   12,993,969    $   20,526,496      $   21,525,922
   Net realized loss from security
     transactions                                     (21,138)          (17,990)             (2,226)
                                               --------------    --------------      --------------
     Net increase in net assets resulting
       from operations                             12,972,831        20,508,506          21,523,696
                                               --------------    --------------      --------------
FROM DISTRIBUTIONS:
   Dividends from net investment income           (12,993,969)      (20,526,496)        (21,525,922)
                                               --------------    --------------      --------------
FROM CAPITAL SHARE TRANSACTIONS (AT $1 PER
SHARE):
   Proceeds from sale of shares                 1,440,115,653     2,356,390,501       2,207,941,180
   Reinvested dividends                             7,142,056        13,364,994          14,490,731
   Net asset value of shares redeemed          (1,456,700,189)   (2,313,798,174)     (2,189,302,165)
                                               --------------    --------------      --------------
     Net increase (decrease) in net assets
       from capital share transactions             (9,442,480)       55,957,321          33,129,746
                                               --------------    --------------      --------------
     Net increase (decrease) in net assets         (9,463,618)       55,939,331          33,127,520
NET ASSETS:
   Beginning of period                            472,674,561       416,735,230         383,607,710
                                               --------------    --------------      --------------
   End of period                               $  463,210,943    $  472,674,561      $  416,735,230
                                               ==============    ==============      ==============

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

              NEW YORK TAX EXEMPT FUND
-----------------------------------------------------
 FOR THE SIX
MONTHS ENDED       FOR THE TEN           FOR THE
JUNE 30, 1998     MONTHS ENDED         YEAR ENDED
 (UNAUDITED)    DECEMBER 31, 1997   FEBRUARY 28, 1997
-------------   -----------------   -----------------
$  2,051,595      $  3,673,641        $  3,306,940
           0                 0                   0
------------      ------------        ------------
   2,051,595         3,673,641           3,306,940
------------      ------------        ------------
  (2,051,595)       (3,673,641)         (3,306,940)
------------      ------------        ------------
 178,471,749       347,174,918         375,730,772
     773,566         1,663,509           1,179,911
(192,152,897)     (321,856,450)       (349,303,606)
------------      ------------        ------------
 (12,907,582)       26,981,977          27,607,077
------------      ------------        ------------
 (12,907,582)       26,981,977          27,607,077
 151,172,803       124,190,826          96,583,749
------------      ------------        ------------
$138,265,221      $151,172,803        $124,190,826
============      ============        ============


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                               FOR THE SIX
                                                              MONTHS ENDED       FOR THE TEN
                                                              JUNE 30, 1998     MONTHS ENDED
                                                               (UNAUDITED)    DECEMBER 31, 1997
                                                              -------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   1.00          $   1.00
                                                                --------          --------
   Income from Investment Operations:
     Net Investment Income                                        0.0253            0.0428
   Less Distributions:
     Dividends from net Investment Income                        (0.0253)          (0.0428)
                                                                --------          --------
NET ASSET VALUE, END OF PERIOD                                  $   1.00          $   1.00
                                                                ========          ========
Total Return                                                        2.53%+            4.28%+
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                $463,211          $472,675
Ratios to average daily net assets:
   Operating expenses                                                .55%@*            .55%@*
   Net investment income                                            5.12%*            5.11%*
   Decrease reflected in above operating expense ratios due
     to waivers/reimbursements                                       .11%*             .12%*

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Fund's expenses by .00%, .00%, .00% and .01% for the periods ended June 30, 1998 and December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55%, .55%, .55% and .55% for the periods ended June 30, 1998 and December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
* Annualized.
+ Non annualized.

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


           FOR THE YEAR ENDED FEBRUARY 28 OR 29,
------------------------------------------------------------
  1997         1996         1995         1994         1993
  ----         ----         ----         ----         ----
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
  0.0492       0.0543       0.0426       0.0273       0.0322
 (0.0492)     (0.0543)     (0.0426)     (0.0273)     (0.0322)
--------     --------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
========     ========     ========     ========     ========
    5.03%        5.57%        4.35%        2.76%        3.27%
$416,735     $383,607     $403,211     $277,557     $287,723
     .55%@        .56%@        .55%         .54%         .50%
    4.93%        5.43%        4.41%        2.73%        3.22%
     .14%         .16%         .19%         .13%         .17%

--------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                               FOR THE SIX
                                                              MONTHS ENDED       FOR THE TEN
                                                              JUNE 30, 1998     MONTHS ENDED
                                                               (UNAUDITED)    DECEMBER 31, 1997
                                                              -------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   1.00          $   1.00
                                                                --------          --------
   Income from Investment Operations:
     Net Investment Income                                        0.0149            0.0261
   Less Distributions:
     Dividends from Net Investment Income                        (0.0149)          (0.0261)
                                                                --------          --------
NET ASSET VALUE, END OF PERIOD                                  $   1.00          $   1.00
                                                                ========          ========
Total Return                                                        1.49%+            2.64%+
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                $138,265          $151,173
Ratios to average daily net assets:
   Operating expenses                                                .55%@*            .55%@*
   Net investment income                                            2.99%*            3.12%*
   Decrease reflected in above operating expense ratios due
     to waivers/reimbursements                                       .14%*             .12%*

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Fund's expenses by .00%, .00%, 00%, and .01% for the periods ended June 30, 1998 and December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55%, .55%, .55%, and .55% for the periods ended June 30, 1998 and December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
* Annualized.
+ Non annualized.

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


         FOR THE YEAR ENDED FEBRUARY 28 OR 29,
--------------------------------------------------------
  1997        1996        1995        1994        1993
  ----        ----        ----        ----        ----
$   1.00     $  1.00     $  1.00     $  1.00     $  1.00
--------     -------     -------     -------     -------
  0.0288      0.0326      0.0246      0.0175      0.0224
 (0.0288)    (0.0326)    (0.0246)    (0.0175)    (0.0224)
--------     -------     -------     -------     -------
$   1.00     $  1.00     $  1.00     $  1.00     $  1.00
========     =======     =======     =======     =======
    2.92%       3.31%       2.48%       1.77%       2.26%
$124,191     $96,584     $77,111     $65,984     $76,995
     .55%@       .56%@       .55%        .54%        .50%
    2.88%       3.24%       2.46%       1.75%       2.23%
     .17%        .27%        .27%        .19%        .28%

--------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     The Warburg Pincus Cash Reserve Fund (the "Cash Reserve Fund") and the Warburg Pincus New York Tax Exempt Fund (the "New York Tax Exempt Fund") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified and non-diversified, open-end management investment companies, respectively.

     Investment objectives for each Fund are as follows: the Cash Reserve Fund is designed to provide investors with high current income consistent with liquidity and stability of principal; the New York Tax Exempt Fund is designed to provide investors with as high a level of current income that is exempt from federal, New York state and New York City personal income taxes as is consistent with preservation of capital and liquidity.

     Certain New York state and New York City municipal obligations in the New York Tax Exempt Fund may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

     The net asset value of each Fund is determined as of noon and the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued under the amortized cost method, which approximates market value. Amortized cost involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, are declared and paid annually, although the Cash Reserve Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

     No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession through its custodian.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The Cash Reserve Fund and the New York Tax Exempt Fund have, effective March 1, 1997, each changed their fiscal and tax year-ends from February 28th to December 31st, which was approved by the Funds' Boards of Directors on January 15, 1997.

     The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the period ended June 30, 1998, each Fund received credits or reimbursements under this arrangement as follows:


             FUND                                           AMOUNT
             ----                                           -------
             Cash Reserve                                   $10,800
             New York Tax Exempt                              3,207

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg Pincus Asset Management, Inc. ("Warburg"), which is indirectly controlled by Warburg, Pincus & Co., serves as each Fund's investment adviser. For its investment advisory services, Warburg receives a fee

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
   DISTRIBUTOR -- (CONT'D)

calculated at an annual rate of .25% of each Fund's average daily net assets. For the period ended June 30, 1998, investment advisory fees and voluntary waivers were as follows:


                                         GROSS                       NET
FUND                                  ADVISORY FEE    WAIVER     ADVISORY FEE
----                                  ------------   ---------   ------------
Cash Reserve                            $633,999     $(111,732)    $522,267
New York Tax Exempt                      171,611       (37,854)     133,757

     Blackrock Institutional Management Corporation, formerly PNC Institutional Management Corporation ("BIMC"), a wholly owned subsidiary of PNC Bank, N.A., serves as each Fund's sub-investment adviser and administrator. For its sub-investment advisory and administrative services, BIMC receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the period ended June 30, 1998, sub-investment advisory and administration fees and voluntary waivers were as follows:


                            GROSS SUB-ADVISORY                 NET SUB-ADVISORY
                                   AND                               AND
FUND                        ADMINISTRATION FEE     WAIVER     ADMINISTRATION FEE
----                       --------------------   ---------   ------------------
Cash Reserve                     $633,999         $(167,599)       $466,400
New York Tax Exempt               171,611           (56,780)        114,831


     Counsellors Funds Service, Inc. ("CFSI"), a wholly owned subsidiary of Warburg, serves as each Fund's co-administrator. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the period ended June 30, 1998, administrative services fees earned by CFSI were as follows:


FUND                                                       CO-ADMINISTRATION FEE
----                                                       ---------------------
Cash Reserve                                                     $253,600
New York Tax Exempt                                                68,644


     Counsellors Securities Inc. ("CSI"), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. No compensation is payable by the Funds to CSI for distribution services.

3. CAPITAL SHARE TRANSACTIONS

     Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Shares. Neither Fund currently offers Advisor Shares.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

     Transactions in shares of each Fund were as follows:

                                                    CASH RESERVE FUND                NEW YORK TAX EXEMPT FUND
                                            ----------------------------------   ---------------------------------
                                             FOR THE SIX                          FOR THE SIX
                                             MONTHS ENDED       FOR THE TEN      MONTHS ENDED       FOR THE TEN
                                            JUNE 30, 1998      MONTHS ENDED      JUNE 30, 1998     MONTHS ENDED
                                             (UNAUDITED)     DECEMBER 31, 1997    (UNAUDITED)    DECEMBER 31, 1997
                                            --------------   -----------------   -------------   -----------------
Shares sold                                  1,440,115,621     2,356,390,501      178,471,749       347,174,918
Shares issued to shareholders on
 reinvestment of dividends                       7,142,056        13,364,994          773,566         1,663,509
Shares redeemed                             (1,456,700,189)   (2,313,798,174)    (192,152,898)     (321,856,449)
                                            --------------    --------------     ------------      ------------
Net increase (decrease) in shares               (9,442,512)       55,957,321      (12,907,583)       26,981,978
                                            ==============    ==============     ============      ============

4. LIABILITIES

     At June 30, 1998 the Funds had the following liabilities:


                                                                   NEW YORK
                                            CASH RESERVE FUND   TAX EXEMPT FUND
                                            -----------------   ---------------
Dividends Payable                              $2,100,342          $338,810
Investment advisory fee payable                    85,509            21,420
Administrative services fee payable                41,526            11,119

5. NET ASSETS

     At June 30, 1998, capital contributions and accumulated net realized loss from security transactions have been adjusted for permanent book/tax differences. The Cash Reserve Fund reclassified $436 from accumulated net realized loss from security transactions to capital contributions.

     Net Assets at June 30, 1998, consisted of the following:

                                                                                NEW YORK
                                                         CASH RESERVE FUND   TAX EXEMPT FUND
                                                         -----------------   ---------------
Capital contributed, net                                   $463,252,297       $138,273,524
Accumulated net realized loss from security
 transactions                                                   (41,354)            (8,303)
                                                           ------------       ------------
Net assets                                                 $463,210,943       $138,265,221
                                                           ============       ============

6. CAPITAL LOSS CARRYOVER

     For the Fiscal year ended December 31, 1997, the Cash Reserve Fund and the New York Tax Exempt Fund have capital loss carryovers of $20,216 and $8,303, respectively, to offset possible future capital gains of each Fund. These carryovers expire as follows:

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WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

6. CAPITAL LOSS CARRYOVER -- (CONT'D)


FUND                                                          YEAR   AMOUNT
----                                                          ----   -------
Cash Reserve                                                  2004   $ 2,226
                                                              2005    17,990
New York Tax Exempt                                           1998     4,026
                                                              2000     4,089
                                                              2002       188

7. YEAR 2000 COMPLIANCE

     Many services provided to the Funds and their shareholders by Warburg and certain of its affiliates (the "Warburg Service Providers") and the Funds' other service providers rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, resulting in potential difficulty in performing various calculations (the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other Fund operations.

     The Warburg Service Providers recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds nor can there be any assurance that the Year 2000 Issue will not have an adverse effect on the Funds' investments or on global markets or economies, generally. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 Issue than major U.S. entities, which could adversely effect the Funds' foreign investments.

     The Warburg Service Providers anticipate that their systems and those of the Funds' other service providers will be adapted in time for the year 2000. To further this goal, the Warburg Service Providers have coordinated a plan to repair, adapt or replace systems that are not year 2000 compliant, and are seeking to obtain similar representations from the Funds' other major service providers. The Warburg Service Providers will be monitoring the Year 2000 Issue in an effort to ensure appropriate preparation.

                           WARBURG PINCUS FUNDS [LOGO]
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                           800-WARBURG (800-927-2874)
                                www.warburg.com

COUNSELLORS SECURITIES INC., DISTRIBUTOR.                           WPMMF-3-0698